Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 91.15
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales prices of common stock of Curanex Pharmaceuticals Inc (the "Company") quoted on the Nasdaq Capital Market, LLC on July 16, 2026. An aggregate of 5,700,000 shares of common stock is reserved by the Company for issuance pursuant to awards under its 2026 Equity Incentive Plan (the "2026 Plan") as of the date of this Registration Statement. 3,000,000 shares of common stock under the 2026 Plan are being registered in this Registration Statement on Form S-8 (the "Registration Statement"). To the extent permitted by Rule 416, this Registration Statement also covers an indeterminate number of additional shares of common stock of the Company that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of outstanding shares of common stock of the Company.